UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-572

American Mutual Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds ®]

American Mutual Fund®
Investment portfolio

January 31, 2006

unaudited

Common stocks — 82.17%	Shares	Market value (000)

ENERGY — 7.63%
BJ Services Co.	1,800,000	$72,882
Chevron Corp.	3,371,177	200,180
ConocoPhillips	3,033,178	196,247
Devon Energy Corp.	2,000,000	136,420
Exxon Mobil Corp.	3,335,000	209,271
Halliburton Co.	1,200,000	95,460
Marathon Oil Corp.	4,000,000	307,480
Schlumberger Ltd.	440,200	56,104
Sunoco, Inc.	500,000	47,600
		1,321,644

MATERIALS — 4.46%
Air Products and Chemicals, Inc.	1,200,000	74,028
Alcoa Inc.	3,250,000	102,375
Ashland Inc.	900,000	59,328
Dow Chemical Co.	750,000	31,725
E.I. du Pont de Nemours and Co.	1,700,000	66,555
International Paper Co.	2,350,000	76,681
MeadWestvaco Corp.	4,588,000	122,454
PPG Industries, Inc.	750,000	44,625
Praxair, Inc.	1,400,000	73,752
Sonoco Products Co.	2,784,000	86,220
Weyerhaeuser Co.	500,000	34,880
		772,623

INDUSTRIALS — 12.05%
3M Co.	700,000	50,925
Avery Dennison Corp.	2,275,000	135,909
Boeing Co.	750,000	51,232
Caterpillar Inc.	700,000	47,530
Emerson Electric Co.	1,350,000	104,557
General Dynamics Corp.	185,000	21,527
General Electric Co.	11,000,000	360,250
Lockheed Martin Corp.	1,200,000	81,180
Manpower Inc.	2,250,000	121,118
Norfolk Southern Corp.	5,882,000	293,159
Northrop Grumman Corp.	1,550,000	96,301
Pitney Bowes Inc.	1,850,000	79,069
R.R. Donnelley & Sons Co.	2,815,000	91,769
Tyco International Ltd.	6,031,200	157,113
Union Pacific Corp.	350,000	30,961
United Parcel Service, Inc., Class B	1,450,000	108,619
United Technologies Corp.	3,400,000	198,458
Waste Management, Inc.	1,800,000	56,844
		2,086,521

CONSUMER DISCRETIONARY — 10.01%
Carnival Corp., units	875,000	45,290
Clear Channel Communications, Inc.	4,500,000	131,715
Dana Corp.	4,170,000	20,308
Dollar General Corp.	5,000,000	84,500
E.W. Scripps Co., Class A	1,802,200	87,118
Gannett Co., Inc.	500,000	30,900
Gap, Inc.	1,500,000	27,135
General Motors Corp.	3,165,000	76,150
Harley-Davidson Motor Co.	1,200,000	64,236
Home Depot, Inc.	1,350,000	54,742
Johnson Controls, Inc.	3,145,600	217,801
Leggett & Platt, Inc.	5,945,000	146,366
Lowe’s Companies, Inc.	810,000	51,476
Magna International Inc., Class A	1,180,000	87,320
Mattel, Inc.	6,000,000	99,000
NIKE, Inc., Class B	300,000	24,285
Omnicom Group Inc.	750,000	61,342
ServiceMaster Co.	4,450,000	57,583
Target Corp.	1,700,000	93,075
TJX Companies, Inc.	6,850,000	174,881
VF Corp.	1,150,000	63,802
Walt Disney Co.	1,400,000	35,434
		1,734,459

CONSUMER STAPLES — 4.70%
Albertson’s, Inc.	3,000,000	75,450
Avon Products, Inc.	3,300,000	93,456
Coca-Cola Co.	3,050,000	126,209
General Mills, Inc.	750,000	36,458
H.J. Heinz Co.	3,350,000	113,699
Kimberly-Clark Corp.	1,110,000	63,403
Kraft Foods Inc., Class A	1,250,000	36,800
PepsiCo, Inc.	1,370,000	78,337
Sara Lee Corp.	1,500,000	27,420
Walgreen Co.	2,100,000	90,888
Wal-Mart Stores, Inc.	1,550,000	71,470
		813,590

HEALTH CARE — 7.98%
Abbott Laboratories	6,300,000	271,845
Becton, Dickinson and Co.	600,000	38,880
Bristol-Myers Squibb Co.	8,532,200	194,449
Eli Lilly and Co.	4,330,000	245,165
Johnson & Johnson	600,000	34,524
McKesson Corp.	1,350,000	71,550
Medtronic, Inc.	1,950,000	110,116
Merck & Co., Inc.	4,750,000	163,875
Pfizer Inc	700,000	17,976
Schering-Plough Corp.	3,475,000	66,546
Wyeth	3,598,000	166,407
		1,381,333

FINANCIALS — 16.41%
Allstate Corp.	1,200,000	$62,460
American International Group, Inc.	2,829,000	185,186
Aon Corp.	3,300,000	112,926
Bank of America Corp.	4,832,812	213,755
Bank of New York Co., Inc.	3,250,000	103,383
Citigroup Inc.	7,910,000	368,448
Fannie Mae	5,135,000	297,522
Freddie Mac	3,150,000	213,759
Huntington Bancshares Inc.	2,500,000	58,000
J.P. Morgan Chase & Co.	5,446,000	216,479
Jefferson-Pilot Corp.	1,200,000	69,996
Lincoln National Corp.	1,167,900	63,686
Marsh & McLennan Companies, Inc.	1,600,300	48,633
St. Paul Travelers Companies, Inc.	3,650,000	165,637
State Street Corp.	1,000,000	60,460
SunTrust Banks, Inc.	1,525,000	108,961
U.S. Bancorp	3,650,000	109,171
UnumProvident Corp.	6,400,000	130,112
Washington Mutual, Inc.	3,550,000	150,236
Wells Fargo & Co.	1,668,750	104,063
		2,842,873

INFORMATION TECHNOLOGY — 7.09%
Automatic Data Processing, Inc.	750,000	32,955
First Data Corp.	1,200,000	54,120
Hewlett-Packard Co.	9,650,000	300,887
Intel Corp.	1,900,000	40,413
International Business Machines Corp.	3,785,000	307,721
Linear Technology Corp.	1,050,000	39,070
Microchip Technology Inc.	4,944,625	185,473
Microsoft Corp.	7,000,000	197,050
Texas Instruments Inc.	2,400,000	70,152
		1,227,841

TELECOMMUNICATION SERVICES — 4.91%
ALLTEL Corp.	1,000,000	60,030
AT&T Inc.	11,894,675	308,667
BellSouth Corp.	10,000,000	287,700
Sprint Nextel Corp.	4,300,000	98,427
Verizon Communications Inc.	3,000,000	94,980
		849,804

UTILITIES — 6.30%
Ameren Corp.	1,883,680	95,616
American Electric Power Co., Inc.	2,935,000	109,534
Dominion Resources, Inc.	850,000	64,200
Duke Energy Corp.	4,800,000	136,080
Exelon Corp.	2,548,400	146,329
FirstEnergy Corp.	1,620,000	81,162
PPL Corp.	1,724,000	51,944
Progress Energy, Inc.	950,000	41,439
Public Service Enterprise Group Inc.	800,000	55,696
Questar Corp.	1,500,000	122,220
Southern Co.	2,700,000	93,960
Xcel Energy Inc.	4,745,000	92,148
		1,090,328

MISCELLANEOUS — 0.63%
Other common stocks in initial period of acquisition		$109,703

Total common stocks (cost: $11,263,928,000)		14,230,719

Convertible securities — 0.38%	Shares or principal amount

INDUSTRIALS — 0.07%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023	$10,000,000	12,613

CONSUMER DISCRETIONARY — 0.14%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	756,430	24,319

HEALTH CARE — 0.08%
Baxter International Inc. 7.00% convertible preferred 2006	250,000 units	12,890

FINANCIALS — 0.09%
XL Capital Ltd. 6.50% ACES convertible preferred 2007	700,000 units	15,589

Total convertible securities (cost: $87,288,000)		65,411

Bonds & notes — 0.24%	Principal amount (000)

UTILITIES — 0.06%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	$9,960	9,986

MORTGAGE-BACKED OBLIGATIONS — 0.04%
Fannie Mae 6.00% 2017[1]	6,332	6,470

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.14%
Fannie Mae 5.00% 2007	25,000	25,048

Total bonds & notes (cost: $41,238,000)		41,504

	Principal amount	Market value
Short-term securities — 17.28%	(000)	(000)

Atlantic Industries 4.24% due 2/3/2006[2]	$23,000	$22,992
Coca-Cola Co. 4.34%-4.36% due 3/13-3/30/2006	80,000	79,544
Bank of America Corp. 4.34%-4.42% due 2/23-4/5/2006	176,200	175,385
Bank of New York Co., Inc. 4.28% due 2/17/2006	25,000	24,949
BellSouthCorp. 4.32%-4.42% due 3/10-3/17/2006[2]	33,300	33,140
CAFCO, LLC 4.19%-4.40% due 2/10-3/16/2006[2]	201,000	200,385
Clipper Receivables Co., LLC 4.32%-4.50% due 2/8-3/24/2006[2]	195,100	194,395
Cloverleaf International Holdings, SA 4.30% due 2/13/2006[2]	11,600	11,582
Concentrate Manufacturing Co. of Ireland 4.35%-4.40% due 3/17-3/20/2006[2]	49,500	49,220
Edison Asset Securitization LLC 4.36%-4.44% due 2/27-3/22/2006[2]	87,400	87,035
General Electric Capital Corp. 4.36% due 2/28/2006	25,000	24,917
Fannie Mae 4.31%-4.441% due 3/15-4/26/2006	120,000	119,225
FCAR Owner Trust I 4.40%-4.46% due 3/20-4/4/2006	88,200	87,628
Federal Farm Credit Banks 4.23%-4.40% due 3/8-3/30/2006	102,800	102,205
Federal Home Loan Bank 4.305%-4.335% due 3/15-4/7/2006	70,000	69,544
Freddie Mac 4.18%-4.42% due 2/2-5/11/2006	236,600	235,023
Harley-Davidson Funding Corp. 4.43% due 3/21/2006[2]	14,200	14,114
Hershey Co. 4.24% due 2/17/2006[2]	25,000	24,950
HSBC Finance Corp. 4.24% due 2/6/2006	10,000	9,993
IBM Capital Inc. 4.33% due 3/8/2006[2]	50,000	49,789
International Lease Finance Corp. 4.28%-4.51% due 2/7-4/4/2006	76,400	76,099
NetJets Inc. 4.44% due 3/23/2006[2]	40,000	39,748
Park Avenue Receivables Co., LLC 4.33% due 2/7/2006[2]	14,800	14,788
Preferred Receivables Funding Corp. 4.37%-4.50% due 2/14-3/2/2006[2]	111,400	111,138
Pfizer Investment Capital PLC 4.25%-4.40% due 2/13-3/23/2006[2]	234,000	233,104
Procter & Gamble Co. 4.35%-4.36% due 2/16-2/24/2006[2]	107,400	107,142
Scripps (E.W.) Co. 4.36% due 3/1/2006[2]	20,000	19,930
SunTrust Banks Inc. 4.29% due 2/17/2006	50,000	49,997
Tennessee Valley Authority 4.28%-4.335% due 3/2-3/16/2006	125,000	124,300
U.S. Treasury Bills 4.335% due 4/27/2006	50,000	49,487
Variable Funding Capital Corp. 4.31%-4.53% due 2/9-4/3/2006[2]	214,300	213,361
Verizon Global Funding Corp. 4.33% due 2/16/2006[2]	9,500	9,482
Wal-Mart Stores Inc. 4.36%-4.45% due 3/7-4/11/2006[2]	87,000	86,406
Well Fargo Bank, N.A. 4.31%-4.46% due 2/1-3/28/2006	213,000	212,993
Wm. Wrigley Jr. Co.4.34% due 3/27/2006[2]	30,000	29,797

Total short-term securities (cost: $2,993,956,000)		2,993,787

Total investment securities (cost: $14,386,410,000)		17,331,421
Other assets less liabilities		(11,981)

Net assets		$17,319,440

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
2Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,552,498,000, which represented 8.96% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,270,202
Gross unrealized depreciation on investment securities	(331,198)
Net unrealized appreciation on investment securities	2,939,004
Cost of investment securities for federal income tax purposes	14,392,417

MFGEFP-903-0306-S4530

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: March 31, 2006

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and PFO

Date: March 31, 2006